Other intangible assets (Details 1 - Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment losses of intangible assets other than goodwill	€ 36
Brand names | Minimum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	3 years
Brand names | Maximum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	20 years
Consumer lists | Minimum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	6 years
Consumer lists | Maximum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	33 years
Restaurant databases | Minimum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	5 years
Restaurant databases | Maximum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	20 years
Technology platforms | Minimum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	5 years
Technology platforms | Maximum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	20 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Capitalised share-based payments	€ 9
Development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	3 years
Development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	5 years
Other | Minimum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	3 years
Other | Maximum
Disclosure of detailed information about intangible assets [line items]
Finite useful lives	10 years